Related Party (Details)															1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 13, 2025 USD ($)	Dec. 13, 2024 shares	Nov. 08, 2024 USD ($)	Jun. 30, 2024 shares	Jun. 25, 2024 USD ($)	Jun. 24, 2024 USD ($) shares	Jun. 21, 2024 USD ($)	Mar. 28, 2024 USD ($)	Dec. 26, 2023 USD ($)	Nov. 21, 2023 USD ($) shares	Jun. 27, 2023	May 15, 2023 USD ($)	May 15, 2023 USD ($) robot	Nov. 21, 2022 shares	Dec. 31, 2024 USD ($) shares	Aug. 31, 2024 shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) robot shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) robot shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 31, 2026 shares	Oct. 28, 2025 USD ($) shares	Aug. 31, 2025 USD ($)	Aug. 28, 2025 shares	Mar. 31, 2025 shares	Aug. 17, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 29, 2023 USD ($)	Feb. 02, 2023 USD ($)	Oct. 24, 2022 USD ($)	Sep. 01, 2022 USD ($)
Related Party Transaction [Line Items]
Due from related party															$ 531,656		$ 315,473			$ 315,473		$ 304,614	$ 531,656
Accrued interest payable															558,358		338,594			338,594			558,358
Common stock, value issued															20		70			70		41	20			$ 6,250	$ 6,250
Increase (Decrease) in Accounts Payable and Accrued Liabilities																				224,968	$ 711,043	4,235,940	(1,446,302)
Advances repaid																						0	47,800
Shares issued as conversion of debt																						0	155,565
Due to related party															$ 51,900		$ 51,900			$ 51,900		$ 51,900	$ 51,900
Common stock, shares issued (in Shares) | shares															203,715		695,998			695,998		414,914	203,715			6,250		6,250	1,250
Total interest expense																	$ 0			$ 0
Annual fixed interest rate																	15.00%			15.00%
General and administrative expenses																	$ 2,253,982		$ 1,725,015	$ 4,391,908	3,587,372	$ 10,037,275	$ 6,553,961
Shares issued for services performed by A.G.P. (in Shares) | shares																2,500							31
Share-based compensation expense																				$ 643,861	$ 764,036	1,124,519	$ 896,537
Shares issued upon conversion (in Shares) | shares						3,656
Number of shares of common stock owned by the holder (in Shares) | shares																									35,876
Stock Issued During Period, Value, New Issues																		$ 949,145				$ 13,539,864
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares) | shares																	104,755		6	104,755	6	211,199
Shares issued for services performed by A.G.P. (in Shares) | shares																		37,500					2,844
Shares issued upon conversion (in Shares) | shares																	34,324	8,540				27,313
Stock Issued During Period, Value, New Issues																		$ 4				$ 17
Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued as conversion of debt																						0	$ 1,268,000
Quantum Investor [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage										40.74%
Accrued interest payable																	$ 0			$ 0		351,307
Quantum Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount										$ 3,000,000
Original issue discount										7.00%
Default interest rate					18.00%
Unamortized debt discount					$ 210,000
Total interest expense																			$ 0		$ 540,000	1,197,203	185,671
Annual fixed interest rate					12.00%
Equity Line Of Credit, Commitment Fee Note [Member]
Related Party Transaction [Line Items]
Shares issued as conversion of debt																						$ 0	79,500
Total interest expense																							$ 595,000
Shares issued upon conversion (in Shares) | shares															625								4,750
Equity Line Of Credit, Commitment Fee Note [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion (in Shares) | shares																							625
ELOC Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,000,000
Promissory Note With Related Party [Member] | Promissory Note [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note																														$ 315,000
Investor [Member]
Related Party Transaction [Line Items]
Number of deployed telepresence robots rights held | robot																				8		8
Percentage of monthly revenue generated from telepresence robots, considered for payment																				80.00%		80.00%
Total interest expense																						$ 34,320	$ 34,320
Loan payable, related party															$ 132,000							132,000	132,000
Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount												$ 200,000	$ 200,000				200,000			$ 200,000		$ 200,000
Interest rate												0.00%
Number of deployed telepresence robots rights held												8	8
Percentage of monthly revenue generated from telepresence robots, considered for payment												80.00%
Number of deployed telepresence robots rights considered for calculating percentage of monthly revenue generation												8	8							8		8
Quantum Investor [Member] | Quantum Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount										$ 3,000,000
Original issue discount										7.00%
Affiliate Of The Sponsor [Member]
Related Party Transaction [Line Items]
Expense per month							$ 12,500
Office space lease payments							2,500
Common stock, value issued							$ 25,000								$ 25,000							$ 100,000	$ 25,000
Agreement term							12 months
Extension term							6 months
Increase (Decrease) in Accounts Payable and Accrued Liabilities																	45,000		$ 60,000
Stock issuances to the related party																						37,500
Common stock, shares issued (in Shares) | shares															31								31
Payments to related parties																							$ 90,000
Share-based compensation expense																							$ 62,500
Affiliate Of The Sponsor [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issuances to the related party																	100,000			$ 100,000		100,000
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																														$ 565,000
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | Unsecured Promissory Note [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																	$ 250,000
Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | Promissory Note [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																															$ 200,000
Annual fixed interest rate																															10.00%
Sponsor Affiliates [Member]
Related Party Transaction [Line Items]
Debt conversion, amount			$ 405,000																			405,000
Number of shares issued on conversion of debt (in Shares) | shares						2,531																	2,531
Shares issued as conversion of debt						$ 261,225																	$ 261,225
Additional reduction in the carrying value representing as gain on restructuring						143,775																	143,775
Due to related party															$ 51,900		51,900			51,900		51,900	51,900
Sponsor Affiliates [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Advances repaid						504,659
Proceeds from loan payable, related party						$ 504,659
Sponsor Affiliates [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Advances repaid					$ 47,800
Employees [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares) | shares																								2,993
Employee subscription of shares in cash																								$ 127,710
Employee subscription of shares (in Shares) | shares																								597,000
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable, related party																	141,651			141,651		141,651
Related Party [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Due to related party															51,900								51,900	$ 210,796
Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																		$ 350,000
Administrator [Member]
Related Party Transaction [Line Items]
General and administrative expenses										$ 153,000
Imo Aisiku [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due from related party															531,656		315,473			315,473		304,614	531,656
Note receivable, related party															0								0
Note receivable write-off																							245,500
Imo Aisiku [Member] | Chief Executive Officer [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Note receivable with principal balance																																			$ 336,000
IDoc Virtual Telehealth Solutions, Inc [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note receivable, related party																	141,651			141,651		58,349
Milton Chen [Member] | Chief Executive Officer [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares) | shares																									35,876
Unamortized debt discount																						132,000
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note One [Member]
Related Party Transaction [Line Items]
Accrued interest payable															49,390							80,850	49,390
Total interest expense																						20,020	24,325
Loan payable, related party															70,000							70,000	70,000
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note One [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																$ 121,000
Interest rate											12.00%
Original issue discount																																10.00%
Proceeds from loan payable, related party																								$ 110,000
Default interest rate											26.00%
Total interest expense																				7,757
Accrued interest																						80,850
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Two [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount																																$ 132,000
Interest rate											12.00%
Original issue discount																																10.00%
Default interest rate											26.00%
Unamortized debt discount																						121,000
Total interest expense																	0			8,642		31,460	31,460
Accrued interest																						89,760
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Three [Member]
Related Party Transaction [Line Items]
Accrued interest payable															17,325							37,345	17,325
Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Three [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount									$ 77,000
Interest rate								12.00%
Original issue discount									10.00%
Default interest rate									26.00%
Unamortized debt discount																						70,000
Total interest expense																	$ 0			$ 4,936
Accrued interest																						37,345
Milton Chen [Member] | Chief Financial Officer [Member] | Related Party Promissory Note Two [Member]
Related Party Transaction [Line Items]
Accrued interest payable															$ 55,440							89,760	$ 55,440
David L. Wickersham [Member] | Director [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Aggregate principal amount								$ 224,000
Interest accrued per month								$ 2,000
Shares to sponsor debt settlement (in Shares) | shares				1,425
Dominion [Member]
Related Party Transaction [Line Items]
Number of shares of common stock owned by the holder (in Shares) | shares															7,500								7,500
Dominion [Member] | Equity Line Of Credit, Commitment Fee Note [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion (in Shares) | shares		625
Previously Reported [Member]
Related Party Transaction [Line Items]
Accrued interest payable																						574,232
Previously Reported [Member] | IDoc Virtual Telehealth Solutions, Inc [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note receivable, related party															$ 58,349							141,651	$ 58,349
Previously Reported [Member] | Milton Chen [Member] | Chief Executive Officer [Member] | Related Party Promissory Note Two [Member] | VSee Lab, Inc [Member]
Related Party Transaction [Line Items]
Unamortized debt discount															$ 121,000							$ 121,000	$ 121,000
Minimum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Total number of deployed telepresence robots (in robot) | robot													12							13		13
Maximum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Related Party Transaction [Line Items]
Total number of deployed telepresence robots (in robot) | robot													20							20		20
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued for services performed by A.G.P. (in Shares) | shares										4,370				4,370
Series A Preferred Stock [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion (in Shares) | shares																	1,875
Series A Preferred Stock [Member] | Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | SCS Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										$ 765,000
Number of shares issued on conversion of debt (in Shares) | shares										765
Series A Preferred Stock [Member] | Affiliate Of The Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										$ 153,000
Series A Preferred Stock [Member] | Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued on conversion of debt (in Shares) | shares										350
Series A Preferred Stock [Member] | Sponsor [Member] | Promissory Note With Related Party [Member] | Digital Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt conversion, amount										$ 350,000
Series A Preferred Stock [Member] | Administrator [Member]
Related Party Transaction [Line Items]
Shares issued for services performed by A.G.P. (in Shares) | shares										153